SHAREHOLDERS’ EQUITY (Details)	6 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Nov. 13, 2020 shares
Preferred Stock, Shares Authorized	5,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Director | Restricted Stock Units (RSUs) [Member]
Number of shares available for grant (in shares)		100,000
Class A ordinary shares
Common Stock, Shares Authorized	500,000,000
Voting rights of common stock per share | Vote	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Issued	13,157,611
Common Stock, Shares, Outstanding	13,157,611
Class A ordinary shares | Over-allotment option
Maximum shares at redemption value (in shares)	67,342,389
Class B ordinary shares
Common Stock, Shares Authorized	50,000,000
Voting rights of common stock per share | Vote	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Issued	20,125,000
Common Stock, Shares, Outstanding	20,125,000
Ordinary shares issued and outstanding, percentage	20.00%